Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Before-tax
Adjustments from foreign currency translation	¥ 433,640		¥ (119,910)		¥ (298,902)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	12,336		9,438		166
Reclassification adjustments for losses (gains) realized in net income	24		(706)		116
Net unrealized gains (losses)	12,360		8,732		282
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(1,281)		(115)		1,359
Reclassification adjustments for losses (gains) realized in net income	1,197		78		(1,077)
Net unrealized gains (losses)	(84)		(37)		282
Pension and other postretirement benefits adjustments
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(36,611)	[1]	(72,225)	[1]	(12,622)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,394	[1]	10,734	[1]	11,809	[1]
Net unrealized gains (losses)	(22,217)	[1]	(61,491)	[1]	(813)	[1]
Other comprehensive income (loss)	423,699		(172,706)		(299,151)
Tax (expense) or benefit (note 11)
Adjustments from foreign currency translation	(2,828)		1,775		1,361
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	(4,368)		(3,087)		312
Reclassification adjustments for losses (gains) realized in net income	(8)		167		(46)
Net unrealized gains (losses)	(4,376)		(2,920)		266
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	484		39		(545)
Reclassification adjustments for losses (gains) realized in net income	(452)		(31)		431
Net unrealized gains (losses)	32		8		(114)
Pension and other postretirement benefits adjustments
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	12,077	[1]	25,682	[1]	7,426	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(5,157)	[1]	(3,844)	[1]	(4,070)	[1]
Net unrealized gains (losses)	6,920	[1]	21,838	[1]	3,356	[1]
Other comprehensive income (loss)	(252)		20,701		4,869
Net-of-tax
Adjustments from foreign currency translation	430,812		(118,135)		(297,541)
Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	7,968		6,351		478
Reclassification adjustments for losses (gains) realized in net income	16		(539)		70
Net unrealized gains (losses)	7,984		5,812		548
Unrealized gains (losses) on derivative instruments
Unrealized holding gains (losses) arising during the year	(797)		(76)		814
Reclassification adjustments for losses (gains) realized in net income	745		47		(646)
Net unrealized gains (losses)	(52)		(29)		168
Pension and other postretirement benefits adjustments
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(24,534)	[1]	(46,543)	[1]	(5,196)	[1]
Amortization of unrealized (gain) loss on pension and other postretirement benefits	9,237	[1]	6,890	[1]	7,739	[1]
Net unrealized gains (losses)	(15,297)	[1]	(39,653)	[1]	2,543	[1]
Other comprehensive income (loss)	¥ 423,447		¥ (152,005)		¥ (294,282)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).